SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Aggregate cost basis	120,000,000	308,150,000
Gross unrealized holding gain	241,425	2,289,321
Aggregate fair value	120,241,425	310,439,321

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2018 and 2019, there were no gross unrealized holding losses.